Intangible Assets (Details) - Schedule of Intangible Assets - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Provision	$ (722,784)
Carrying Amount	739,207	869,387
Cost [Member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Beginning Balance	1,041,453	6,771,291
Additions	722,784	1,490,164
Provision	(722,784)
Disposal		(1,868,998)
Write-off		(5,351,004)
Ending Balance	1,041,453	1,041,453	6,771,291
Accumulated Amortization and Impairment Losses [Member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Beginning Balance	(172,064)	(5,351,004)
Amortisation	(130,182)	(195,041)
Disposal		22,977
Write-off		5,351,004
Ending Balance	(302,246)	(172,064)	(5,351,004)
Technologies and Knowhow [Member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Carrying Amount	455,558	538,889
Technologies and Knowhow [Member] | Cost [Member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Beginning Balance	666,667	6,213,627
Additions		1,115,378
Provision
Disposal		(1,868,998)
Write-off		(4,793,340)
Ending Balance	666,667	666,667	6,213,627
Technologies and Knowhow [Member] | Accumulated Amortization and Impairment Losses [Member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Beginning Balance	(127,776)	(4,793,340)
Amortisation	(83,333)	(150,753)
Disposal		22,977
Write-off		4,793,340
Ending Balance	(211,109)	(127,776)	(4,793,340)
Patents and Trademark [Member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Carrying Amount
Patents and Trademark [Member] | Cost [Member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Beginning Balance		182,340
Additions
Provision
Disposal
Write-off		(182,340)
Ending Balance			182,340
Patents and Trademark [Member] | Accumulated Amortization and Impairment Losses [Member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Beginning Balance		(182,340)
Amortisation
Disposal
Write-off		182,340
Ending Balance			(182,340)
Software and License [Member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Carrying Amount	283,649	330,498
Software and License [Member] | Cost [Member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Beginning Balance	374,786	375,324
Additions		374,786
Provision
Disposal
Write-off		(375,324)
Ending Balance	374,786	374,786	375,324
Software and License [Member] | Accumulated Amortization and Impairment Losses [Member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Beginning Balance	(44,288)	(375,324)
Amortisation	(46,849)	(44,288)
Disposal
Write-off		375,324
Ending Balance	(91,137)	(44,288)	(375,324)
Goodwill [Member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Carrying Amount
Goodwill [Member] | Cost [Member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Beginning Balance
Additions	722,784
Provision	(722,784)
Disposal
Write-off
Ending Balance
Goodwill [Member] | Accumulated Amortization and Impairment Losses [Member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Beginning Balance
Amortisation
Disposal
Write-off
Ending Balance